Stockholders equity and dividend payment (Tables)	9 Months Ended
Sep. 30, 2019
Stockholders equity and dividend payment (Tables) [Abstract]
Stockholders equity
Stockholders equity

	Common stock	Preferred stock
Issued at September 30, 2019	142,418,941	-
Shares to be issued assuming conversion of convertible notes due 2019*	6,789,844
Shares to be issued assuming conversion of convertible notes due 2021*	30,824,087
Numbers of shares authorized for issue at September 30, 2019	250,000,000	1,000,000
Par value	$ 0.01	$ 0.01

Dividend payment
Dividend payment as of September 30, 2019:

Payment date	Total Payment	Per common share
August 29, 2019	$2.8 million	$0.02
May 28, 2019	$11.4 million	$0.08
February 26, 2019	$7.1 million	$0.05
Total payment as per September 30, 2019	$21.3 million	$0.15

Dividend payment as of December 31, 2018:

Payment date	Total Payment	Per common share
November 23, 2018	$2.9 million	$0.02
August 31, 2018	$2.9 million	$0.02
May 30, 2018	$2.9 million	$0.02
February 28, 2018	$2.9 million	$0.02
Total payment as per December 31, 2018	$11.5 million	$0.08